Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2023
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Short-term investments	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953
	$1,555	$953	$—	$2,508

	Fair Value Measurements at December 31, 2022
(In thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448
	$515	$69,448	$—	$69,963
Liabilities:
Derivative liability	$—	$—	$971	$971
	$—	$—	$971	$971
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$1,750	$—	$—	$1,750
Investments in Securities	842	68,589	—	69,431
	$2,592	$68,589	$—	$71,181
Liabilities:
Warrant liability - public warrants	$1,399	$—	$—	$1,399
Warrant liability - private placement warrants	—	2,405	—	2,405
Warrant liability - penny warrants	—	—	1,422	1,422
	$1,399	$2,405	$1,422	$5,226

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Investments in Securities	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953
	$1,555	$953	$—	$2,508

Schedule of Valuation Assumptions
The fair value of the derivative liability as of October 17, 2022 and December 27, 2023 was determined using the following assumptions:

October 17, 2022
Exchange closing price	$9.82
Contractual conversion price	$10.00
Risk-free rate	4.3%
Estimated volatility	4.5%

December 27, 2023
Exchange closing price	$11.98
Contractual conversion price	$10.00
Risk-free rate	5.6%
Estimated volatility	15.1%
The fair value of the Penny Warrant liability as of March 4, 2024 and June 30, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	March 4, 2024
Warrant Shares	1,304,907
Aggregate Value Cap	$11,250
Stock price	$15.49
Strike price	$0.01
Term (in years)	5 years
Volatility	95.0%
Risk free rate	4.2%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	June 30, 2024
Warrant Shares	1,270,242
Aggregate Value Cap	$11,250
Stock price	$4.03
Strike price	$0.01
Term (in years)	4.7 years
Volatility	115.0%
Risk free rate	4.4%
Dividend Rate	—%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table shows the change in the fair value of the derivative liability for the year ended December 31, 2023 and December 31, 2022:

(In thousands)	Amount
Balance as of December 31, 2021	$—
Issuance of derivative instrument	$1,441
Change in fair value of derivative liability	$(470)
Balance as of December 31, 2022	$971
Change in fair value of derivative liability	14,589
Derecognition of derivative liability	$(15,560)
Balance as of December 31, 2023	$—